Grandeur Peak Global MicroCap Fund	Portfolio of Investments
July 31, 2025 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.95%
Australia — 7.71%
Fiducian Group Ltd	145,610	$ 1,050,832
IPD Group Ltd/Australia(a)	244,615	554,907
Kelly Partners Group Holdings(a)	31,032	220,560
Kogan.com Ltd(a)	383,425	953,573
MA Financial Group Ltd	103,418	542,976
Navigator Global Investments Limited(a)	228,258	280,904
		3,603,752
Belgium — 0.53%
X-Fab Silicon Foundries S.E. 144A(a)(b)(c)	34,079	248,841

Brazil — 1.02%
Armac Locacao Logistica	163,200	102,878
BR Advisory Partners	74,100	205,371
Track & Field Co SA	64,700	167,879
		476,128
Canada — 0.84%
BioSyent Inc	48,100	392,618

China — 0.95%
Chaoju Eye Care Holdings Ltd 144A(b)(c)	452,000	171,012
TK Group Holdings Ltd	877,400	272,721
		443,733
Finland — 0.41%
Revenio Group Oyj	6,394	192,010

France — 2.47%
Neurones SA	4,051	200,052
Sidetrade(a)	713	182,361
Thermador Groupe	4,607	430,295
Wavestone	5,180	343,639
		1,156,347
Germany — 0.70%
Mensch und Maschine Software S	5,555	325,384

Greece — 2.51%
Kri-Kri Milk Industry SA	25,593	548,213
Sarantis SA	40,988	627,128
		1,175,341
Hong Kong — 0.60%
Plover Bay Tech(b)	331,900	281,587

India — 6.77%
Dr Agarwal's Eye Hospital Ltd	3,024	151,451
Ecos India Mobility & Hospital(a)	96,000	338,277
GHCL Limited(a)	26,000	177,350
Gulf Oil Lubricants India Ltd.	34,095	471,056
Indigo Paints Ltd	26,458	362,882
Ksolves India Ltd.	26,732	98,688
SJS Enterprises Ltd(a)	15,525	217,759
Supriya Lifescience Ltd(a)	19,000	143,598
Vaibhav Global Ltd	80,463	209,424
Vimta Labs Ltd(a)	71,254	564,745
Yatharth Hospital(a)	58,000	426,883
		3,162,113
Indonesia — 2.01%
Arwana Citramulia Tbk P.T.	3,364,400	119,580

	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Indonesia — 2.01% (continued)
Aspirasi Hidup Ind	4,810,100	$ 137,357
Hartadinata Abadi Tbk PT(a)	10,658,500	404,737
Selamat Sempurna Tbk PT	2,309,700	278,556
		940,230
Italy — 0.68%
Pharmanutra SpA(a)	6,049	317,369

Japan — 24.83%
AZOOM Co Ltd	12,300	691,698
Bengo4.com Inc(a)	43,400	870,624
Charm Care Corp KK	85,700	755,872
eWeLL Co Ltd(a)	19,100	301,204
Halows Company Ltd.	7,400	243,160
Hennge KK(a)	77,000	858,370
Insource Co Ltd	36,100	220,966
Integral Corp(a)	16,400	380,108
Japan System Techniques	17,700	220,202
MarkLines Company Ltd.(a)	23,000	303,222
Oro Co Ltd	38,800	816,942
Plus Alpha Consulting Company Ltd.	19,300	295,015
Rise Consulting Group Inc(a)	63,200	532,276
SIGMAXYZ Holdings Inc(a)	57,000	457,757
Sun* Inc(a)	224,700	795,720
System Support, Inc.	64,400	1,150,534
Syuppin Company, Ltd.	52,700	444,543
Timee Inc(a)	35,100	474,148
ULS Group Inc	28,100	1,362,196
User Local Inc.	9,000	114,116
YMIRLINK Inc(a)	32,600	313,258
		11,601,931
Luxembourg — 0.66%
Sword Group	7,482	310,540

Norway — 1.62%
Bouvet ASA	38,828	283,547
Medistim ASA	10,500	221,402
SmartCraft ASA 144A(a)(b)(c)	98,296	251,001
		755,950
Philippines — 0.56%
Pryce Corp	1,190,800	261,530

Poland — 1.46%
Auto Partner SA	77,576	414,036
Shoper Spolka Akcyjna	20,858	268,845
		682,881
Singapore — 0.98%
Riverstone Holdings Ltd.(a)	841,725	457,043

South Korea — 1.87%
FNS Tech Co Ltd(a)	54,887	548,248
Kinx Inc.	2,500	162,056
MegaStudyEdu Co Ltd(a)	4,572	164,248
		874,552
Sweden — 6.07%
Idun Industrier AB(a)	9,600	365,849
Momentum Group AB(a)	20,800	330,244

Grandeur Peak Global MicroCap Fund	Portfolio of Investments
July 31, 2025 (Unaudited) (Continued)

	Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Sweden — 6.07% (continued)
RVRC Holding AB	45,828	$ 208,640
Sdiptech AB(a)	22,232	447,927
Swedencare AB(a)	218,921	848,830
Swedish Logistic(a)	105,935	429,145
Teqnion AB	13,429	206,080
		2,836,715
Taiwan — 2.06%
Acer E-Enabling Service Business	56,000	438,874
Gem Services Inc	107,000	242,808
Sporton International, Inc.(a)	52,699	282,675
		964,357
Thailand — 0.25%
Humanica PCL	550,700	117,567

United Kingdom — 12.08%
AB Dynamics PLC	18,515	353,330
Advanced Medical Solutions Gro	227,735	607,534
Ashtead Technology Holdings plc	47,686	211,602
CVS Group plc	65,938	1,069,359
Elixirr International PLC	92,586	904,829
Franchise Brands PLC	180,242	303,498
FRP Advisory Group PLC	130,314	220,288
Kitwave Group Plc(a)	52,830	170,937
Pensionbee Group PLC(a)	93,570	206,368
Pollen Street Group Ltd	21,750	242,433
Tatton Asset Mgmt	37,957	365,935
Victorian Plumbing Group PLC(a)	271,436	266,704
Volution Group PLC	57,773	511,198
Warpaint London plc(a)	44,163	212,883
		5,646,898
United States — 20.31%
Abacus Life Inc(a)	27,536	148,970
AOTI, Inc.(a)	92,746	70,429
Arizona Sonoran Copper Company, Inc.(a)	450,634	722,003
Barrett Business Services, Inc.	19,095	877,798
Bowman Consulting Group Limited(a)	30,508	1,058,017
Esquire Financial Holdings, Inc.	7,091	679,885
Fatpipe Inc/UT(a)	24,470	162,481
Figs, Inc., Class A(a)	51,813	336,785
Global Industrial Company	7,586	258,379
Hackett Group, Inc. (The)	33,010	772,104
Iradimed Corporation	4,904	286,099
Kura Sushi USA, Inc.(a)	5,276	462,916
Mama's Creations Incorporated(a)	121,774	1,005,853
OrthoPediatrics Corporation(a)	8,496	176,037
Pennant Group, Inc. (The)(a)	58,150	1,289,185
Plumas Bancorp(a)	3,527	145,524
Red Violet, Inc.(a)	3,333	147,752
RxSight, Inc.(a)	30,243	235,291
The Joint Corporation(a)	17,690	195,298
The Lovesac Company(a)	14,140	254,661
Treace Medical(a)	37,399	200,833
		9,486,300
Total Common Stocks (Cost $38,090,628)		46,711,717

Shares	Fair Value
COMMON STOCKS — 99.95% (continued)
Total Common Stocks/ Investments — 99.95%
(Cost $38,090,628)	$ 46,711,717

Other Assets in Excess of Liabilities — 0.05%	23,241

NET ASSETS — 100.00%	$ 46,734,958

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of July 31, 2025, these securities had a total aggregate market value of $952,441, representing 2.04% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025, these securities had a total aggregate market value of $670,854, representing 1.44% of net assets.